Other Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 269,832	$ 304,366
Supplier rebates and other non-trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	195,426	238,156
Medicare bad debt claims
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	57,232	46,250
Operating advances under management and administrative services agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 17,174	$ 19,960